Summary Of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of earning per share basic and diluted reconciliation
The following table reflects the calculatio
n
 of basic and diluted net income (loss) per share (in dollars, except per share amounts):

	Three Months Ended March 31,
	2021	2020
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$37,333	$1,088,046
Unrealized gain on marketable securities held in Trust Account	3,948	340,728
Less: interest available to be withdrawn for payment of taxes	(39,585)	(296,216)

Net income attributable to Class A common stock subject to possible redemption	$1,696	$1,132,558

Denominator: Weighted Average Class A Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	28,793,444	28,488,312

Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.00	$0.04

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net (Loss) Income	$(12,870,990)	$6,442,454
Less: Net income allocable to Class A Common stock subject to possible redemption	(1,696)	(1,132,558)

Non-Redeemable Net (Loss) Income	$(12,872,686)	$5,309,896

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	10,737,806	11,565,826

Basic and diluted net (loss) income per share, Non-redeemable common stock	$(1.20)	$0.46

(1)
The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 24,137,500 shares in the calculation of diluted income (loss) per share, since the inclusion of such warrants would be anti-dilutive.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Year Ended December 31, 2020	Year Ended December 31, 2019
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$1,492,477	$632,256
Unrealized gain (loss) on marketable securities held in Trust Account	2,868	(5,729)
Less: interest available to be withdrawn for payment of taxes	(240,068)	(186,104)

Net income attributable to Class A common stock subject to possible redemption	$1,255,278	$440,423

Denominator: Weighted Average Class A Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	27,639,376	28,129,383

Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.05	$0.02

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(15,265,396)	$(7,209,680)

	Year Ended December 31, 2020	Year Ended December 31, 2019
Less: Net income allocable to Class A Common stock subject to possible redemption	(1,255,278)	(440,423)

Non-Redeemable Net Loss	$(16,520,674)	$(7,650,103)

Denominator: Weighted Average Non-Redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	11,891,874	7,814,396

Basic and diluted net loss per share, Non-redeemable common stock	$(1.39)	$(0.98)